Summary of Significant Accounting Policies (Details)	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended
	Sep. 30, 2012 institution	Jun. 30, 2013	Sep. 30, 2011	Jun. 30, 2013 Minimum	Sep. 30, 2012 Minimum	Jun. 30, 2013 Maximum [Member]	Sep. 30, 2012 Maximum [Member]	Mar. 28, 2012 Common Stock [Member]	Mar. 28, 2013 Common Stock [Member]	Mar. 27, 2013 Common Stock [Member]	Mar. 26, 2012 Common Stock [Member]	Nov. 07, 2011 Submittal Exchange Holdings [Member]	Nov. 07, 2011 Submittal Exchange Holdings [Member] Class A Preferred Units [Member]
Schedule of Equity Method Investments [Line Items]
Voting interests acquired												100.00%
Shares issued upon conversion													0.5
Stock split, conversion ratio								2	2
Common stock, shares authorized	90,000,000	90,000,000	90,000,000					90,000,000	90,000,000	20,000,000	20,000,000
Number of financial institutions with whom the entity is required to maintain compensating cash balances	2
Estimated project life				5 months	5 months	29 months	28 months
Estimated contract life				5 months	5 months	14 months	11 months
Estimated subscription period				6 months	6 months	24 months	24 months